CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 02, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock authorized	1,000,000	1,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Class A Common Stock
Temporary equity shares outstanding	31,625,000	0
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	832,500	7,906,250
Common stock shares outstanding (in shares)	832,500	7,906,250
Class A Common Stock subject to possible redemption
Temporary equity shares outstanding	31,625,000	0
Class A common stock not subject to possible redemption
Common stock shares issued	8,738,750	8,738,750
Common stock shares outstanding (in shares)	8,738,750	8,738,750
Class B Common Stock
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000
Common stock shares issued	7,906,250	7,906,250
Common stock shares outstanding (in shares)	7,906,250	7,906,250